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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

10046388

RECEIVED
2010 FEB 22 AM 8:40
SEC / TM

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Developed ex US Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GSD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Euronext France, Euronext Netherlands, Euronext Portugal, Euronext Belguim, ASX National, Vienna Exchange, Tornoto Exchange, Hong Kong Exchange, Copenhagen Exchange, Helsinki Exchange, Xetra Exchange, Athens Exchange, Singapore Exchange, Irish Exchange, Tel Aviv Exchange, Itlay Continuous, Tokyo Exchange, Osaka Exchange, Korea Stock Exchange, NZSE National Market, Oslo, Swiss Six Exchange, OMX Exchanges, Spanish Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

February 18, 2010

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	FEB 22 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

RECEIVED
2010 FEB 22 AM 8:40
SEC / TM

NYSE Arca

Via Overnight Mail

February 18, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – GlobalShares / - ProShares / Emerging Global Shares / Market Vectors

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- GlobalShares FTSE Developed Countries ex US Fund ETF linked to the FTSE Developed ex US Index (Ticker Symbol: GSD).
- ProShares UltraPro Short QQQ linked to the Nasdaq-100 Index linked to the NASDAQ-100 Index (Ticker Symbol: SQQQ).
- ProShares UltraPro QQQ linked to the Nasdaq-100 Index linked to the NASDAQ-100 Index (Ticker Symbol: TQQQ)
- Emerging Global Shares INDXX China Infrastructure Index Fund linked to the INDXX China Infrastructure Index (Ticker Symbol: CHXX)
- Market Vectors Egypt Index Trust linked to the Market Vectors Egypt Index (Ticker Symbol: EGPT)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	FEB 22 2010